Finance Leases	12 Months Ended
Dec. 31, 2017
Leases1 [Abstract]
Finance Leases
Finance leases
The main finance leases at the Telefónica Group are as follows:

a) Finance lease agreement at Colombia Telecomunicaciones, S.A. ESP
The Group, through its subsidiary Colombia Telecomunicaciones, S.A., ESP (Coltel), had a finance lease agreement with Patrimonio Autónomo Receptor de Activos de la Empresa Nacional de Telecomunicaciones (PARAPAT), the consortium which owned the telecommunications assets and managed the pension funds for the entities which were predecessors to Coltel, which included the transfer of these assets and rights to Coltel.
On August 29, 2017, the Shareholders’ Meeting of Coltel approved a capital increase used to pre-pay the entire amount of Coltel´s debt with PARAPAT with the consequent transfer of the legal ownership of the assets of the operating agreement. Telefónica disbursed the corresponding amount pro rata to its shareholding in ColTel and the Colombian Government assumed 32.5% of ColTel's payment obligations with the PARAPAT (see Note 2). The present value of the payment obligations with the PARAPAT at the date of termination of the contract amounted to 4,290,992 Colombian pesos (1,236 million euros).
The present value of the payment obligations with the PARAPAT at December 31, 2016 amounted to 1,275 million euros, as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	152	9	161
From one to five years	517	207	724
More than five years	606	951	1,557
Total	1,275	1,167	2,442

b) Future minimum lease payment commitments in relation to finance leases at Telefónica Brasil companies
The payment schedule of finance leases of Telefónica Brasil at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	13	2	15
From one to five years	37	14	51
More than five years	48	85	133
Total	98	101	199
At December 31, 2017 there are net assets under finance lease agreements amounting to 71 million euros recognized under property, plant and equipment.
Additionally, Telefónica Brasil acts as a lessor in financial leases related to those described above. The minimum lease payment receivables at December 31, 2017 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	58	—	58
From one to five years	43	8	51
Total	101	8	109
Accumulated allowance	(39)
Total after accumulated allowance	62
c) Future minimum lease payment commitments in relation to finance leases at Telefónica de España, S.A.U.
The payment schedule of finance leases of Telefónica de España, S.A.U. at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	79	3	82
From one to five years	32	1	33
Total	111	4	115
Additionally, Telefónica de España, S.A.U. acts as a lessor in financial leases related to those described above. The minimum lease payment receivables at December 31, 2017 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	71	—	71
From one to five years	47	—	47
Total	118	—	118

d) Future minimum lease payment commitments in relation to finance leases at Telefónica Germany companies
The payment schedule of finance leases of Telefónica Germany at December 31, 2017, is as follows:

Millions of euros	Present value	Revaluation	Pending payment
Within one year	18	1	19
From one to five years	15	—	15
Total	33	1	34

At December 31, 2017 there are net assets under finance lease agreements amounting to 124 million euros recognized under property, plant and equipment.
Additionally, Telefónica Germany acts as a lessor in financial leases related to those described above. The minimum lease payment receivables at December 31, 2017 are scheduled as follows:

Millions of euros	Present value	Revaluation	Pending receivables
Within one year	8	—	8
Total	8	—	8
Accumulated allowance	(2)
Total after accumulated allowance	6